The Nature of Expenses	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
The Nature of Expenses
NOTE 28.
The Nature of Expenses
(a)
Depreciation of property, plant and equipment and right-of-use

	2025	2024	2023
Recognized in cost of revenues	$364,278	342,599	287,788
Recognized in operating expenses	1,103,035	915,027	581,914
Total	$1,467,313	1,257,626	869,702

(b)
Amortization of intangible assets

	2025	2024	2023
Recognized in cost of revenues	$12,066	11,701	12,102
Recognized in operating expenses	94,627	72,127	66,359
Total	$106,693	83,828	78,461

(c)
Employee benefits expense

	2025	2024	2023
Salary	$5,710,589	5,323,137	5,398,613
Share-based payments	15,345,009	—	—
Labor and health insurance	574,946	502,756	426,515
Pension	256,815	245,471	248,684
Others	177,846	176,854	169,372
Total	$22,065,205	6,248,218	6,243,184
Employee benefits expense summarized by function
Recognized in cost of revenues	$1,317,558	994,178	949,916
Recognized in operating expenses	20,747,647	5,254,040	5,293,268
Total	$22,065,205	6,248,218	6,243,184